Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Details
Ceded Premiums Earned	$ 23,121	$ (652)	$ (1,983)	$ (23,667)
Policyholder Benefits and Claims Incurred, Ceded	22,637	(700)	(2,314)	(23,114)
Policyholder Account Balances Ceded to affiliate	3,762
Reinsurance Recoverables	$ 26,399